Convertible loans (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Schedule of Derivative Option and Convertible Loan
The following table summarizes the changes in fair value (expense) income of the embedded conversion option derivatives during the three and nine months September 30, 2022:

	Three months ended September 30,	Nine months ended September 30,
(in KUSD)	2022	2022
Deerfield First Tranche (1)	(2,822)	15,556
Deerfield Second Tranche - after FDA approval (1)	(1,838)	10,094
Total	(4,660)	25,650
(1) The fair value (expense) income recognized during the three and nine months ended September 30, 2022 represents the changes in fair value up until the point of exchange on August 15, 2022.

Schedule of key inputs used for valuation
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of September 30, 2023 and December 31, 2022 were as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	0.90	3.84
Risk-free interest rate	4.7%	4.0%
Expected volatility	80.8%	80.0%
Expected term (months)	46.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.15	1.89
Key inputs for the valuations as of August 15, 2022 was as follows:
Deerfield First Tranche

As of
August 15, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Deerfield Second Tranche

As of
August 15, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	10.33
Risk-free interest rate	3.2%
Expected volatility	85%
Expected term (months)	32.5
Dividend yield	—
Recovery rate	5%
Implied bond yield	12.0%

Schedule of borrowings
The following table summarizes the interest expense recorded on the convertible loan for the three and nine months ended September 30, 2022:

	Three months ended September 30,	Nine months ended September 30,
(in KUSD)	2022	2022
Deerfield First Tranche	1,132	5,664
Deerfield Second Tranche	404	2,020
Total	1,536	7,684
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
December 31, 2022	222,277
Plus: Additional proceeds from the sale of future royalties	75,000
Less: Transaction costs	1,898
Less: royalty payments	7,611
Plus: interest expense	19,662
Plus: cumulative catch-up adjustment, Financial expense	4,851
September 30, 2023	312,281